S000023615 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	203 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Broad Investment-Grade Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.80%	(2.21%)	1.24%
FTSE World Government Bond Index - Developed Markets 1-3 Years Capped Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.60%	(1.05%)	0.65%
iShares 1-3 Year International Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.29%	(1.38%)	0.43%
Performance Inception Date					Jan. 21, 2009
iShares 1-3 Year International Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.62%	(1.82%)	0.11%
iShares 1-3 Year International Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	(1.23%)	0.19%

[1]	The FTSE World Government Bond Index - Developed Markets 1-3 Years Capped Select Index (Spliced) reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index through August 31, 2020 and the FTSE World Government Bond Index - Developed Markets 1-3 Years Capped Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.